Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series II
Entity Central Index Key	0000795422
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fidelity Strategic Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity® Strategic Income Fund
Trading Symbol	FADMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Income Fund	$ 32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 16,041,469,944
Holdings Count | shares	910
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$16,041,469,944
Number of Holdings	910
Portfolio Turnover	129%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 1.5 AA 2.1 A 1.1 BBB 7.1 BB 13.3 B 15.9 CCC,CC,C 5.0 D 0.1 Not Rated 9.5 Equities 10.1 Short-Term Investments and Net Other Assets (Liabilities) 12.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 1.5 AA - 2.1 A - 1.1 BBB - 7.1 BB - 13.3 B - 15.9 CCC,CC,C - 5.0 D - 0.1 Not Rated - 9.5 Equities - 10.1 Short-Term Investments and Net Other Assets (Liabilities) - 12.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.3 U.S. Government & Investment Grade-Debt 25.9 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.4 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.3 U.S. Government & Investment Grade-Debt - 25.9 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.4 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 74.7 Germany 3.3 Canada 1.8 Mexico 1.7 United Kingdom 1.6 Brazil 1.0 Saudi Arabia 1.0 Netherlands 0.9 France 0.9 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.7 Germany - 3.3 Canada - 1.8 Mexico - 1.7 United Kingdom - 1.6 Brazil - 1.0 Saudi Arabia - 1.0 Netherlands - 0.9 France - 0.9 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.4 US Treasury Bonds 4.9 German Federal Republic 3.3 Freddie Mac Multifamily Structured pass-thru certificates 2.1 iShares Broad USD High Yield Corporate Bond ETF 1.2 Canadian Government 1.0 TransDigm Inc 0.9 Dutch Government 0.8 United Kingdom of Great Britain and Northern Ireland 0.8 NVIDIA Corp 0.8 33.2
Fidelity Advisor Strategic Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class Z
Trading Symbol	FIWDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 16,041,469,944
Holdings Count | shares	910
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$16,041,469,944
Number of Holdings	910
Portfolio Turnover	129%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 1.5 AA 2.1 A 1.1 BBB 7.1 BB 13.3 B 15.9 CCC,CC,C 5.0 D 0.1 Not Rated 9.5 Equities 10.1 Short-Term Investments and Net Other Assets (Liabilities) 12.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 1.5 AA - 2.1 A - 1.1 BBB - 7.1 BB - 13.3 B - 15.9 CCC,CC,C - 5.0 D - 0.1 Not Rated - 9.5 Equities - 10.1 Short-Term Investments and Net Other Assets (Liabilities) - 12.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.3 U.S. Government & Investment Grade-Debt 25.9 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.4 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.3 U.S. Government & Investment Grade-Debt - 25.9 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.4 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 74.7 Germany 3.3 Canada 1.8 Mexico 1.7 United Kingdom 1.6 Brazil 1.0 Saudi Arabia 1.0 Netherlands 0.9 France 0.9 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.7 Germany - 3.3 Canada - 1.8 Mexico - 1.7 United Kingdom - 1.6 Brazil - 1.0 Saudi Arabia - 1.0 Netherlands - 0.9 France - 0.9 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.4 US Treasury Bonds 4.9 German Federal Republic 3.3 Freddie Mac Multifamily Structured pass-thru certificates 2.1 iShares Broad USD High Yield Corporate Bond ETF 1.2 Canadian Government 1.0 TransDigm Inc 0.9 Dutch Government 0.8 United Kingdom of Great Britain and Northern Ireland 0.8 NVIDIA Corp 0.8 33.2
Fidelity Advisor Strategic Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class M
Trading Symbol	FSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 16,041,469,944
Holdings Count | shares	910
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$16,041,469,944
Number of Holdings	910
Portfolio Turnover	129%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 1.5 AA 2.1 A 1.1 BBB 7.1 BB 13.3 B 15.9 CCC,CC,C 5.0 D 0.1 Not Rated 9.5 Equities 10.1 Short-Term Investments and Net Other Assets (Liabilities) 12.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 1.5 AA - 2.1 A - 1.1 BBB - 7.1 BB - 13.3 B - 15.9 CCC,CC,C - 5.0 D - 0.1 Not Rated - 9.5 Equities - 10.1 Short-Term Investments and Net Other Assets (Liabilities) - 12.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.3 U.S. Government & Investment Grade-Debt 25.9 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.4 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.3 U.S. Government & Investment Grade-Debt - 25.9 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.4 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 74.7 Germany 3.3 Canada 1.8 Mexico 1.7 United Kingdom 1.6 Brazil 1.0 Saudi Arabia 1.0 Netherlands 0.9 France 0.9 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.7 Germany - 3.3 Canada - 1.8 Mexico - 1.7 United Kingdom - 1.6 Brazil - 1.0 Saudi Arabia - 1.0 Netherlands - 0.9 France - 0.9 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.4 US Treasury Bonds 4.9 German Federal Republic 3.3 Freddie Mac Multifamily Structured pass-thru certificates 2.1 iShares Broad USD High Yield Corporate Bond ETF 1.2 Canadian Government 1.0 TransDigm Inc 0.9 Dutch Government 0.8 United Kingdom of Great Britain and Northern Ireland 0.8 NVIDIA Corp 0.8 33.2
Fidelity Advisor Strategic Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class I
Trading Symbol	FSRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 16,041,469,944
Holdings Count | shares	910
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$16,041,469,944
Number of Holdings	910
Portfolio Turnover	129%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 1.5 AA 2.1 A 1.1 BBB 7.1 BB 13.3 B 15.9 CCC,CC,C 5.0 D 0.1 Not Rated 9.5 Equities 10.1 Short-Term Investments and Net Other Assets (Liabilities) 12.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 1.5 AA - 2.1 A - 1.1 BBB - 7.1 BB - 13.3 B - 15.9 CCC,CC,C - 5.0 D - 0.1 Not Rated - 9.5 Equities - 10.1 Short-Term Investments and Net Other Assets (Liabilities) - 12.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.3 U.S. Government & Investment Grade-Debt 25.9 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.4 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.3 U.S. Government & Investment Grade-Debt - 25.9 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.4 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 74.7 Germany 3.3 Canada 1.8 Mexico 1.7 United Kingdom 1.6 Brazil 1.0 Saudi Arabia 1.0 Netherlands 0.9 France 0.9 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.7 Germany - 3.3 Canada - 1.8 Mexico - 1.7 United Kingdom - 1.6 Brazil - 1.0 Saudi Arabia - 1.0 Netherlands - 0.9 France - 0.9 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.4 US Treasury Bonds 4.9 German Federal Republic 3.3 Freddie Mac Multifamily Structured pass-thru certificates 2.1 iShares Broad USD High Yield Corporate Bond ETF 1.2 Canadian Government 1.0 TransDigm Inc 0.9 Dutch Government 0.8 United Kingdom of Great Britain and Northern Ireland 0.8 NVIDIA Corp 0.8 33.2
Fidelity Advisor Strategic Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class C
Trading Symbol	FSRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.69%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%
Net Assets	$ 16,041,469,944
Holdings Count | shares	910
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$16,041,469,944
Number of Holdings	910
Portfolio Turnover	129%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 1.5 AA 2.1 A 1.1 BBB 7.1 BB 13.3 B 15.9 CCC,CC,C 5.0 D 0.1 Not Rated 9.5 Equities 10.1 Short-Term Investments and Net Other Assets (Liabilities) 12.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 1.5 AA - 2.1 A - 1.1 BBB - 7.1 BB - 13.3 B - 15.9 CCC,CC,C - 5.0 D - 0.1 Not Rated - 9.5 Equities - 10.1 Short-Term Investments and Net Other Assets (Liabilities) - 12.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.3 U.S. Government & Investment Grade-Debt 25.9 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.4 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.3 U.S. Government & Investment Grade-Debt - 25.9 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.4 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 74.7 Germany 3.3 Canada 1.8 Mexico 1.7 United Kingdom 1.6 Brazil 1.0 Saudi Arabia 1.0 Netherlands 0.9 France 0.9 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.7 Germany - 3.3 Canada - 1.8 Mexico - 1.7 United Kingdom - 1.6 Brazil - 1.0 Saudi Arabia - 1.0 Netherlands - 0.9 France - 0.9 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.4 US Treasury Bonds 4.9 German Federal Republic 3.3 Freddie Mac Multifamily Structured pass-thru certificates 2.1 iShares Broad USD High Yield Corporate Bond ETF 1.2 Canadian Government 1.0 TransDigm Inc 0.9 Dutch Government 0.8 United Kingdom of Great Britain and Northern Ireland 0.8 NVIDIA Corp 0.8 33.2
Fidelity Advisor Strategic Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class A
Trading Symbol	FSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 16,041,469,944
Holdings Count | shares	910
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$16,041,469,944
Number of Holdings	910
Portfolio Turnover	129%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 1.5 AA 2.1 A 1.1 BBB 7.1 BB 13.3 B 15.9 CCC,CC,C 5.0 D 0.1 Not Rated 9.5 Equities 10.1 Short-Term Investments and Net Other Assets (Liabilities) 12.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 1.5 AA - 2.1 A - 1.1 BBB - 7.1 BB - 13.3 B - 15.9 CCC,CC,C - 5.0 D - 0.1 Not Rated - 9.5 Equities - 10.1 Short-Term Investments and Net Other Assets (Liabilities) - 12.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.3 U.S. Government & Investment Grade-Debt 25.9 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.4 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.3 U.S. Government & Investment Grade-Debt - 25.9 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.4 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 74.7 Germany 3.3 Canada 1.8 Mexico 1.7 United Kingdom 1.6 Brazil 1.0 Saudi Arabia 1.0 Netherlands 0.9 France 0.9 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.7 Germany - 3.3 Canada - 1.8 Mexico - 1.7 United Kingdom - 1.6 Brazil - 1.0 Saudi Arabia - 1.0 Netherlands - 0.9 France - 0.9 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.4 US Treasury Bonds 4.9 German Federal Republic 3.3 Freddie Mac Multifamily Structured pass-thru certificates 2.1 iShares Broad USD High Yield Corporate Bond ETF 1.2 Canadian Government 1.0 TransDigm Inc 0.9 Dutch Government 0.8 United Kingdom of Great Britain and Northern Ireland 0.8 NVIDIA Corp 0.8 33.2